UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                           TITLE OF        CUSIP          VALUE  SHARES     SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS                        (x$1000) PRN  AMT   PRN CALL   DSCRETN    MANAGERS  SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------  ------
AFFYMAX INC                COM             00826A109         235   14,785     SH        SOLE        N/A     14,785
ALLOS THERAPEUTICS INC     COM             019777101         157   22,655     SH        SOLE        N/A     22,655
ALPHATEC HOLDINGS INC      COM             02081G102       1,665  408,162     SH        SOLE        N/A    408,162
CYPRESS BIOSCIENCES INC    COM PAR $.02    232674507       3,262  453,754     SH        SOLE        N/A    453,754
DECODE GENETICS INC        COM             243586104          19   20,329     SH        SOLE        N/A     20,329
DENDREON CORP              COM             24823Q107       1,142  256,710     SH        SOLE        N/A    256,710
DENDREON CORP              COM             24823Q107       1,879  422,200    PUT        SOLE        N/A    422,200
ELAN CORP PLC-ADR          ADR             284131208      30,409  855,400    PUT        SOLE        N/A    855,400
EMISPHERE TECHNOLOGIES INC COM             291345106         752  279,577     SH        SOLE        N/A    279,577
INCYTE CORP                COM             45337C102         295   38,779     SH        SOLE        N/A     38,779
MEDIVATION INC             COM             58501N101         804   67,975     SH        SOLE        N/A     67,975
SANGAMO BIOSCIENCES INC    COM             800677106         338   34,008     SH        SOLE        N/A     34,008

                                        12                40,957



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:         40,957
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE